COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Minimum Lease Commitments) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Future minimum payments, operating leases:
2016 (six months ending December 31)	$ 2,996
2017	5,922
2018	5,820
2019	3,548
Thereafter	17,349
Total	$ 35,635